Reconciliation of Financial Statements to Form 5500 - Reconciliation of net assets (Details) - Covista Retirement Plan (the "Plan") - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of net assets
Net assets available for benefits per the financial statements	$ 706,346,972	$ 612,693,441	$ 540,609,235
Deemed participant loans	(616,390)	(628,335)
Adjustment for participant and employer contributions receivable allocated to participant accounts	(2,693,127)	(2,371,231)
Net assets available for benefits per Form 5500	$ 703,037,455	$ 609,693,875